Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets	Dec. 31, 2021
Computer and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates	33.00%
Leasehold Improvements [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates		[1]
Building and land [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates		[2]
Minimum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates	7.00%
Minimum [Member] | Machinery and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates	7.00%
Maximum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates	20.00%
Maximum [Member] | Machinery and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates	33.00%

[1]	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.
[2]	Building and land consist of land and a new ink manufacturing plant. In September 2019, the Company purchased the land which includes long-term leasehold rights, with a lease term of 98 years. As of December 31, 2021, the ink manufacturing plant is under construction. Depreciation of the manufacturing plant will begin upon completion of its construction.